Expense Example, No Redemption - John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 - John Hancock Strategic Income Opportunities - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	180	568	981	1,950